Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bridges Capital Tactical ETF | Bridges Capital Tactical ETF Class
Prospectus [Line Items]
Annual Return [Percent]	10.62%	19.10%